Vista Outdoor Inc. - 10-K Restructuring	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Vista Outdoor Inc.
Restructuring Cost and Reserve [Line Items]
Restructuring	Restructuring
As part of our restructuring plans, we have and will incur severance and employee related costs, professional fees, ROU asset impairments and other exit and disposal costs which are recorded in Selling, general, and administrative in the condensed consolidated statements of comprehensive income. Severance and employee related costs consist primarily of salary continuation benefits, outplacement services and continuation of health benefits. Severance and employee related benefits are pursuant to our severance plan and are accounted for in accordance with ASC 712, Compensation - Nonretirement Postemployment Benefits, based upon the characteristics of the termination benefits being provided in the restructuring, pursuant to our severance plan. Severance and employee related costs are recognized when the benefits are determined to be probable of being paid and reasonably estimable. Professional fees, contract termination costs and other exit and disposal costs are accounted for in accordance with ASC 420, Exit or Disposal Cost Obligations and are recognized as incurred. Asset impairments are accounted for in accordance with ASC 360-10, Impairment and Disposal of Long-Lived Assets. ROU asset impairments are accounted for in accordance with ASC 842, Leases. Restructuring accruals are based upon management estimates at the time and are subject to change depending upon changes in facts and circumstances subsequent to the date the original liability was recorded.
During fiscal year 2024, we initiated the GEAR Up transformation program. GEAR Up is an efficiency and cost savings initiative program, to accelerate growth and transformation within our Revelyst Outdoor Performance, Revelyst Adventure Sports, and Revelyst Precision Sports Technology reportable segments. We made changes to the structure of our organization during the fourth fiscal quarter of 2024, which resulted in our previous Revelyst reportable segment being reorganized into three new reportable segments. We further finalized plans to centralize certain functions under shared services to better support our segments. We also announced plans to geographically consolidate the businesses within Revelyst Adventure Sports, Revelyst Outdoor Performance and Revelyst Precision Sports Technology. These geographic relocations are expected to be completed during fiscal year 2025.
For GEAR Up, we are estimating pre-tax restructuring charges of approximately $40,000 to $50,000 over the duration of the plan. We expect these charges to be completed during fiscal 2027. All pre-tax restructuring charges will be recorded as corporate expense, and not allocated to our reportable segments.
During the three months ended June 30, 2024, we incurred $5,190 of pre-tax restructuring costs in connection with GEAR Up, which are recorded in Selling, general, and administrative expense in the condensed consolidated statements of comprehensive income. In the fourth quarter of fiscal year 2023, we announced a cost reduction and earnings improvement program. That program was substantially completed as of March 31, 2024, with only immaterial accruals related to employee costs remaining as of June 30, 2024.
The following tables summarize restructuring charges recorded as a result of our restructuring programs for the periods presented:

	Three months ended		Incurred since
GEAR Up restructuring costs	June 30, 2024	June 25, 2023	inception
Impairment on technology assets	$—	$—	$306
Employee severance and related expenses	416	—	6,472
Professional fees	967	—	2,687
Right-of-use asset impairments	1,612	—	1,741
Long-lived asset impairments	95	—	95
Contract terminations	1,630	—	1,630
Other	470	—	538
Total	$5,190	$—	$13,469
The tables below present a roll forward of our accruals or (deposits) related to GEAR Up, which are included in Accounts payable, Other current liabilities, or Other current assets:

GEAR Up	Balance as of March 31, 2024	Charges	Payments	Balance as of June 30, 2024
Employee severance and related expenses	$5,399	$416	$(3,564)	$2,251
Professional fees	(968)	967	(2,744)	(2,745)
Contract terminations	—	1,630	(1,198)	432
Other	7	178	(185)	—
Total	$4,438	$3,191	$(7,691)	$(62)
Restructuring
As part of our restructuring plans, we have and will incur severance and employee related costs, professional fees, ROU asset impairments and other exit and disposal costs which are recorded in Selling, general, and administrative in the consolidated statements of comprehensive income (loss). Severance and employee related costs consist primarily of salary continuation benefits, outplacement services and continuation of health benefits. Severance and employee related benefits are pursuant to our severance plan and are accounted for in accordance with ASC 712, Compensation - Nonretirement Postemployment Benefits, based upon the characteristics of the termination benefits being provided in the restructuring, pursuant to our severance plan. Severance and employee related costs are recognized when the benefits are determined to be probable of being paid and reasonably estimable. Professional fees, contract termination costs and other exit and disposal costs are accounted for in accordance with ASC 420, Exit or Disposal Cost Obligations and are recognized as incurred. Asset impairments are accounted for in accordance with ASC 360-10, Impairment and Disposal of Long-Lived Assets. Restructuring accruals are based upon management estimates at the time and are subject to change depending upon changes in facts and circumstances subsequent to the date the original liability was recorded.
During fiscal year 2024, we initiated the GEAR Up transformation program. GEAR Up is an efficiency and cost savings initiative program, to accelerate growth and transformation within our Revelyst Outdoor Performance, Revelyst Adventure Sports, and Revelyst Precision Sports Technology reportable segments. We made changes to the structure of our organization during the fourth fiscal quarter of 2024, which resulted in our previous Revelyst reportable segment being reorganized into three new reportable segments. We further finalized plans to centralize certain functions under shared services to better support our segments. We also announced plans to geographically consolidate the businesses within Revelyst Adventure Sports, Revelyst Outdoor Performance and Revelyst Precision Sports Technology. These geographic relocations are expected to be completed during fiscal 2025.
For GEAR Up, we are estimating pre-tax restructuring charges of approximately $40,000 to $50,000 over the duration of the plan. We expect these charges to be completed during fiscal 2027. All of pre-tax restructuring charges will be recorded as corporate expense, and not allocated to our reportable segments.
During fiscal year 2024, we incurred $8,279, of pre-tax restructuring costs in connection with GEAR Up, which are recorded in Selling, general, and administrative expense in the consolidated statements of comprehensive income (loss). In the fourth quarter of fiscal year 2023, we announced a cost reduction and earnings improvement program. We recorded $5,604 and $15,668 of pre-tax restructuring charges for the fiscal years 2024 and 2023, respectively. These restructuring charges are included in selling, general, and administrative expense in our consolidated statement of comprehensive income (loss). This program was substantially completed as of March 31, 2024, with immaterial expenses expected in future years.
The following tables summarize restructuring charges recorded as a result of our restructuring programs for the periods presented:

	Years ended March 31,		Incurred since
GEAR Up restructuring costs	2024	2023	inception
Employee severance and related expenses	$6,056	$—	$6,056
Professional fees	1,720	—	1,720
Right-of-use asset impairments	129	—	129
Impairment on technology assets	306	—	306
Other	68	—	68
Total	$8,279	$—	$8,279

	Years ended March 31,		Incurred since
Cost reduction and earnings improvement program	2024	2023	inception
Other asset impairments	$—	$7,628	$7,628
Employee severance and related expenses	614	5,225	5,839
Right-of-use asset impairments	3,825	1,812	5,637
Impairment on technology assets	—	1,003	1,003
Contract termination costs	1,165	—	1,165
Total	$5,604	$15,668	$21,272
The tables below present a roll forward of our accruals or (deposits) related to GEAR Up, which are included in Accounts payable, Other current liabilities, or Other current assets:

GEAR Up	Balance as of March 31, 2023	Charges	Payments	Balance as of March 31, 2024
Employee severance and related expenses	$—	$6,056	$(657)	$5,399
Professional fees	—	1,720	(2,688)	(968)
Other	—	68	(61)	7
Total	$—	$7,844	$(3,406)	$4,438

Cost reduction and earnings improvement program	Balance as of March 31, 2023	Charges	Payments	Balance as of March 31, 2024
Employee severance and related expenses	$5,225	$614	$(4,835)	$1,004
Total	$5,225	$614	$(4,835)	$1,004